UNITED STATES SECURITIES AND
EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period July 1, 2013 to September 30, 2013

Date of Report (Date of earliest event reported)	January 2, 2014
Commission File Number of securitizer	N/A
Central Index Key Number of securitizer:	0001595254

HERTZ FLEET LEASE FUNDING LP
Eric Hiller
847-919-7426

(Name and telephone number, including area code, of the person to contact in connection with this filing.)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [X]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

HERTZ FLEET LEASE FUNDING LP By: Hertz Fleet Lease Funding Corp., its General Partner

Date: January 2, 2014	By:	/s/ Eric Hiller
	Name:	Eric Hiller
	Title:	Senior Vice President and Chief Financial Officer